Segment, Product and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment, Product and Geographic Information
Schedule of segment reporting

The Non-driver segment primarily is engaged in the design, research, manufacturing and sale of non-driver products, such as timing controllers, 3D Sensing Solution, LCOS, CMOS Image Sensors and WLO.

	Year Ended December 31, 2017
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Segment revenues	$529,847	155,320	685,167
Segment operating income (loss)	$43,021	(34,662)	8,359
Non operating income, net			21,733
Consolidated profits before income taxes			$30,092
Significant noncash items:
Share Based Compensation	$365	632	997
Depreciation and amortization	$4,940	11,740	16,680

	Year Ended December 31, 2018
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Segment revenues	$586,258	137,347	723,605
Segment operating income (loss)	$56,023	(52,638)	3,385
Non operating income, net			3,635
Consolidated profits before income taxes			$7,020
Significant noncash items:
Share Based Compensation	$189	219	408
Depreciation and amortization	$3,248	17,079	20,327

	Year Ended December 31, 2019
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Segment revenues	$544,727	127,108	671,835
Segment operating income (loss)	$29,070	(47,377)	(18,307)
Non operating income, net			2,539
Consolidated loss before income taxes			$(15,768)
Significant noncash items:
Share Based Compensation	$221	236	457
Depreciation and amortization	$5,511	18,888	24,399

Schedule of segment revenues in geographic region

The following tables summarize information pertaining to the segment revenues from customers in different geographic region (based on customer’s headquarter location):

	For the year ended December 31, 2017
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

China	$353,505	67,703	421,208
Taiwan	146,302	30,649	176,951
Other Asia Pacific (Philippines, Korea and Japan)	30,040	37,739	67,779
Europe and America	-	19,229	19,229
	$529,847	155,320	685,167

	For the year ended December 31, 2018
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

China	$419,249	61,143	480,392
Taiwan	136,526	31,596	168,122
Other Asia Pacific (Philippines, Korea and Japan)	30,483	41,811	72,294
Europe and America	-	2,797	2,797
	$586,258	137,347	723,605

	For the year ended December 31, 2019
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

China	$421,729	50,643	472,372
Taiwan	90,971	38,286	129,257
Other Asia Pacific (Philippines, Korea and Japan)	31,861	36,918	68,779
Europe and America	166	1,261	1,427
	$544,727	127,108	671,835

Schedule of segment revenues from major product lines

The following tables summarize information pertaining to the segment revenues from major product lines:

	For the year ended December 31, 2017
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Display drivers for large-size applications	$224,798	-	224,798
Display drivers for mobile handsets applications	113,591	-	113,591
Display drivers for consumer electronics applications	191,458	-	191,458
Non-driver products	-	155,320	155,320
	$529,847	155,320	685,167

	For the year ended December 31, 2018
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)
Display drivers for large-size applications	$260,540	-	260,540
Display drivers for mobile handsets applications	112,221	-	112,221
Display drivers for consumer electronics applications	213,497	-	213,497
Non-driver products	-	137,347	137,347
	$586,258	137,347	723,605

	For the year ended December 31, 2019
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Display drivers for large-size applications	$237,276	-	237,276
Display drivers for mobile handsets applications	114,956	-	114,956
Display drivers for consumer electronics applications	192,495	-	192,495
Non-driver products	-	127,108	127,108
	$544,727	127,108	671,835

Schedule of carrying values of company's tangible long-lived assets

The carrying  values of the Company’s property, plant and equipment are located in the following countries:

	December 31,	December 31,
	2018	2019
	(in thousands)
Taiwan	$109,732	136,986
U.S.	668	730
China	540	803
Korea	83	95
Israel	28	265
Japan	16	59
	$111,067	138,938

Schedule of revenues from significant customers

Revenues from significant customers, those representing 10% or more of total revenue for the respective periods, are summarized as follows:

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Driver IC segment:
Customer A and its affiliates	$147,961	178,907	182,442
Customer B and its affiliates	102,493	87,927	56,260
	$250,454	266,834	238,702
Non-driver products segment:
Customer A and its affiliates	$28,767	24,088	15,988
Customer B and its affiliates	3,887	2,917	3,521
	$32,654	27,005	19,509

Schedule of accounts receivable from significant customers

Accounts receivable from significant customers, those representing 10% or more of total accounts receivable for the respective dates, is summarized as follows:

	December 31,	December 31,
	2018	2019
	(in thousands)
Customer A and its affiliates	$63,501	62,136
Customer B and its affiliates	24,462	13,086
	$87,963	75,222